UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03737

Fidelity Advisor Series IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2024
Fidelity® Limited Term Government Fund Fidelity® Limited Term Government Fund : FFXSX

This semi-annual shareholder report contains information about Fidelity® Limited Term Government Fund for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Government Fund	$ 15	0.30%
Key Fund Statistics
(as of May 31, 2024)

KEY FACTS
Fund Size	$233,596,758
Number of Holdings	300
Portfolio Turnover	84%
What did the Fund invest in?
(as of May 31, 2024)

COUPON DISTRIBUTION (% of Fund's net assets)
0.01 - 0.99%	22.1
1 - 1.99%	7.7
2 - 2.99%	16.1
3 - 3.99%	17.1
4 - 4.99%	30.8
5 - 5.99%	2.0
6 - 6.99%	0.6
7 - 7.99%	0.0
8 - 8.99%	0.0

ASSET ALLOCATION (% of Fund's net assets)

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	73.4
Freddie Mac Multifamily Structured Pass Through Certificates	9.1
Fannie Mae Mortgage pass-thru certificates	3.8
Fannie Mae Guaranteed REMICS	3.6
Freddie Mac Gold Pool	2.5
US Treasury Bonds	1.2
Fremf 2015-Kplb Mortgage Trust	1.0
Ginnie Mae Mortgage pass-thru certificates	0.7
Private Export Funding Corp	0.4
Freddie Mac Multiclass Mortgage participation certificates	0.4
96.1

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

1.9915902.100 662-TSRS-0724	For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Limited Term Government Fund

Semi-Annual Report
May 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Limited Term Government Fund
Schedule of Investments May 31, 2024 (Unaudited)
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 75.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Obligations - 74.6%
U.S. Treasury Bonds 4.125% 8/15/53	3,176,000	2,912,988
U.S. Treasury Notes:
0.25% 7/31/25	13,024,000	12,318,873
0.25% 9/30/25	14,373,000	13,493,215
0.25% 10/31/25	4,130,000	3,863,002
0.375% 4/30/25	13,973,000	13,379,420
0.375% 12/31/25	1,226,000	1,140,803
0.75% 3/31/26 (b)	939,000	871,399
0.75% 8/31/26	6,957,000	6,362,937
1.125% 10/31/26	800,000	734,156
1.25% 12/31/26	7,119,000	6,525,287
1.375% 1/31/25	2,300,000	2,242,275
1.5% 1/31/27	1,144,000	1,052,703
1.625% 9/30/26	552,000	514,136
2.5% 3/31/27	15,200,000	14,328,967
2.75% 7/31/27	6,310,000	5,959,992
3.625% 3/31/28	2,250,000	2,174,678
3.625% 5/31/28	2,400,000	2,318,063
3.875% 1/15/26	4,120,000	4,048,705
3.875% 11/30/27	4,110,000	4,012,227
3.875% 12/31/27	10,479,000	10,228,356
4% 1/15/27	1,050,000	1,031,256
4% 2/29/28	3,140,000	3,076,341
4% 10/31/29	2,320,000	2,262,544
4% 1/31/31	380,000	369,016
4.125% 2/15/27	8,140,000	8,019,808
4.125% 10/31/27	6,500,000	6,396,660
4.125% 3/31/29	530,000	521,015
4.125% 3/31/31	270,000	264,094
4.25% 12/31/24	5,520,000	5,485,608
4.25% 3/15/27	1,920,000	1,897,800
4.25% 2/28/31	2,440,000	2,404,830
4.375% 12/15/26	150,000	148,670
4.375% 11/30/30	1,549,000	1,537,201
4.625% 2/28/25 (b)	8,600,000	8,560,695
4.875% 11/30/25	3,060,000	3,053,067
4.875% 4/30/26	10,000,000	9,996,484
4.875% 10/31/28	10,612,000	10,748,795
TOTAL U.S. TREASURY OBLIGATIONS		174,256,066
Other Government Related - 0.5%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,031,462
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $180,843,309)		175,287,528

U.S. Government Agency - Mortgage Securities - 8.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 3.7%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.360% 5.615% 10/1/35 (c)(d)	2,298	2,330
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.460% 6.085% 1/1/35 (c)(d)	1,050	1,064
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.480% 5.73% 7/1/34 (c)(d)	457	466
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.510% 7.316% 2/1/33 (c)(d)	812	818
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 12/1/34 (c)(d)	983	993
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.530% 5.785% 3/1/35 (c)(d)	867	877
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.540% 7.17% 4/1/33 (c)(d)	11,596	11,693
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.519% 5/1/44 (c)(d)	3,168	3,224
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.803% 6/1/36 (c)(d)	679	695
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 5.976% 2/1/44 (c)(d)	2,087	2,124
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.550% 7.174% 10/1/33 (c)(d)	930	938
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 5.939% 2/1/44 (c)(d)	5,556	5,662
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 6.065% 3/1/37 (c)(d)	3,912	3,973
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.560% 7.359% 7/1/35 (c)(d)	645	652
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.570% 6.174% 4/1/44 (c)(d)	10,250	10,434
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 5.83% 1/1/44 (c)(d)	5,684	5,795
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.580% 6.08% 4/1/44 (c)(d)	3,985	4,051
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.620% 5.996% 3/1/33 (c)(d)	2,778	2,821
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.640% 6.162% 11/1/36 (c)(d)	4,382	4,460
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.680% 6.193% 5/1/36 (c)(d)	554	563
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6.038% 7/1/35 (c)(d)	734	746
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.770% 5.995% 2/1/37 (c)(d)	10,108	10,305
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.800% 6.055% 1/1/42 (c)(d)	12,883	13,164
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.810% 6.304% 2/1/42 (c)(d)	8,281	8,463
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.850% 6.429% 4/1/36 (c)(d)	8,004	8,164
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.890% 6.521% 8/1/35 (c)(d)	4,498	4,555
U.S. TREASURY 1 YEAR INDEX + 2.150% 6.138% 7/1/36 (c)(d)	5,110	5,148
U.S. TREASURY 1 YEAR INDEX + 2.200% 6.583% 3/1/35 (c)(d)	779	786
U.S. TREASURY 1 YEAR INDEX + 2.280% 6.403% 10/1/33 (c)(d)	1,405	1,421
U.S. TREASURY 1 YEAR INDEX + 2.300% 6.303% 12/1/32 (c)(d)	32,376	32,756
U.S. TREASURY 1 YEAR INDEX + 2.460% 6.609% 12/1/32 (c)(d)	49,448	50,059
1.5% 11/1/40 to 11/1/41	2,772,204	2,224,311
2% 2/1/28 to 7/1/41	1,320,194	1,120,912
2.5% 1/1/30 to 11/1/41	1,492,003	1,333,119
3% 11/1/34 to 2/1/52	1,269,866	1,140,464
3.5% 9/1/33 to 3/1/52	254,467	237,873
4% 7/1/46 to 10/1/46	795,559	739,148
4.5% 11/1/25 to 6/1/41	166,726	161,203
5% 10/1/52 to 12/1/52 (e)	765,997	744,581
5.5% 8/1/25	223	222
6% to 6% 1/1/34 to 6/1/53 (f)	677,011	686,021
6.5% 5/1/27 to 8/1/36	102,409	105,368
TOTAL FANNIE MAE		8,692,422
Freddie Mac - 2.4%
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.660% 7.54% 7/1/35 (c)(d)	8,277	8,351
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.750% 6% 9/1/41 (c)(d)	24,010	24,491
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.880% 6.13% 10/1/41 (c)(d)	27,416	28,003
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.910% 6.189% 10/1/42 (c)(d)	9,662	9,828
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.950% 6.367% 10/1/36 (c)(d)	12,137	12,295
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 1.990% 6.433% 10/1/35 (c)(d)	6,375	6,466
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.010% 7.635% 5/1/37 (c)(d)	1,412	1,437
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.030% 6.158% 3/1/33 (c)(d)	85	86
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.040% 6.256% 7/1/36 (c)(d)	5,363	5,506
Refinitiv USD IBOR Consumer Cash Fallbacks Term 1Y + 2.500% 8.185% 10/1/35 (c)(d)	461	473
U.S. TREASURY 1 YEAR INDEX + 2.030% 5.9% 6/1/33 (c)(d)	8,688	8,742
U.S. TREASURY 1 YEAR INDEX + 2.230% 6.97% 4/1/34 (c)(d)	18,108	18,232
U.S. TREASURY 1 YEAR INDEX + 2.540% 5.875% 7/1/35 (c)(d)	6,522	6,648
1.5% 12/1/40 to 4/1/41	758,360	609,802
2% 2/1/41 to 7/1/41	1,074,926	896,293
2.5% 1/1/30 to 1/1/42	2,308,840	2,031,357
3% 9/1/34 to 3/1/52	413,382	373,089
3.5% 7/1/32 to 3/1/52 (e)	229,484	208,844
5% 9/1/35 to 12/1/52 (e)(f)	636,086	618,215
5.5% 9/1/52	427,016	423,361
6.5% 10/1/53	397,928	409,541
TOTAL FREDDIE MAC		5,701,060
Ginnie Mae - 0.1%
6% 6/15/36	100,734	103,218
3.5% 2/20/50	8,716	7,832
5.47% 8/20/59 (c)(g)	99	94
TOTAL GINNIE MAE		111,144
Uniform Mortgage Backed Securities - 2.6%
2% 6/1/54 (h)	150,000	115,629
2% 6/1/54 (h)	200,000	154,172
2% 6/1/54 (h)	100,000	77,086
2% 6/1/54 (h)	300,000	231,258
2% 6/1/54 (h)	350,000	269,801
2% 6/1/54 (h)	450,000	346,887
2% 6/1/54 (h)	200,000	154,172
2% 7/1/54 (h)	500,000	385,840
2% 7/1/54 (h)	50,000	38,584
2% 7/1/54 (h)	50,000	38,584
2% 7/1/54 (h)	50,000	38,584
2.5% 6/1/54 (h)	1,100,000	887,606
5% 6/1/54 (h)	450,000	432,914
5% 6/1/54 (h)	450,000	432,914
5% 6/1/54 (h)	900,000	865,828
6% 6/1/54 (h)	250,000	250,322
6% 6/1/54 (h)	250,000	250,322
6% 6/1/54 (h)	250,000	250,322
6% 6/1/54 (h)	175,000	175,226
6% 6/1/54 (h)	75,000	75,097
6% 6/1/54 (h)	250,000	250,322
6% 7/1/54 (h)	300,000	300,269
6% 7/1/54 (h)	100,000	100,090
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		6,121,829
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,587,137)		20,626,455

Collateralized Mortgage Obligations - 6.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 6.4%
Fannie Mae:
floater:
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.4182% 8/25/31 (c)(d)	10,262	10,317
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0379% 11/18/31 (c)(d)	10,292	10,238
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 4/25/32 (c)(d)	2,162	2,172
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8882% 11/25/32 (c)(d)	22,782	22,759
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 11/25/32 (c)(d)	4,429	4,449
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3682% 6/25/36 (c)(d)	133,113	133,601
planned amortization class:
Series 2005-64 Class PX, 5.5% 6/25/35	1,748	1,741
Series 2021-65 Class MA, 2% 8/25/51	455,095	384,708
sequential payer:
Series 2004-52 Class KZ, 5.5% 7/25/34	211,587	208,845
Series 2020-101 Class BA, 1.5% 9/25/45	267,186	224,431
Series 2020-67 Class KZ, 3.25% 9/25/40	218,354	195,398
Series 2020-75 Class HA, 1.5% 12/25/44	759,977	650,703
Series 2022-1 Class KA, 3% 5/25/48	148,286	131,768
Series 2022-13 Class MA, 3% 5/25/44	609,529	562,725
Series 2022-3:
Class G, 2% 11/25/47	975,612	817,922
Class N, 2% 10/25/47	1,164,776	988,310
Series 2022-35 Class CK, 4% 3/25/47	1,276,785	1,187,407
Series 2022-49 Class TE, 4.5% 12/25/48	1,100,583	1,048,917
Series 2022-65 Class GA, 5% 4/25/46	1,098,783	1,051,569
Series 2022-7 Class A, 3% 5/25/48	211,391	187,845
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3582% 3/25/36 (c)(d)	90,612	90,884
Series 2011-67 Class AI, 4% 7/25/26 (i)	1,837	33
Series 2020-45 Class JL, 3% 7/25/40	12,823	11,316
Freddie Mac:
floater:
Series 2448 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4382% 3/15/32 (c)(d)	10,934	10,981
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8382% 11/15/32 (c)(d)	10,902	10,857
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 6.0382% 2/15/32 (c)(d)	5,805	5,785
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.3382% 2/15/33 (c)(d)	31,773	31,834
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.8382% 3/15/34 (c)(d)	39,337	38,889
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	288,623	230,428
Series 2022-5213 Class JM, 3.5% 9/25/51	470,423	439,311
Series 2022-5214 Class CG, 3.5% 4/25/52	191,262	175,874
Series 2022-5220 Class PK, 3.5% 1/25/51	183,770	169,292
Series 2022-5224 Class DQ, 3.75% 8/25/44	263,260	246,593
Series 3415 Class PC, 5% 12/15/37	16,262	16,008
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	4,454	4,482
Series 2004-2802 Class ZG, 5.5% 5/15/34	183,865	184,363
Series 2020-5018:
Class LC, 3% 10/25/40	77,698	68,726
Class LT, 3.25% 10/25/40	225,519	203,606
Class LY, 3% 10/25/40	58,987	52,165
Series 2022-5189 Class DA, 2.5% 5/25/49	125,345	105,165
Series 2022-5190 Class BA, 2.5% 11/25/47	109,639	94,487
Series 2022-5197 Class DA, 2.5% 11/25/47	83,243	71,837
Series 2022-5198 Class BA, 2.5% 11/25/47	440,099	385,808
Series 2022-5202 Class LB, 2.5% 10/25/47	89,072	76,947
Series 2145 Class MZ, 6.5% 4/15/29	32,954	33,008
Series 2357 Class ZB, 6.5% 9/15/31	30,915	31,153
Series 3859 Class JZ, 5% 5/15/41	239,403	237,685
Series 2020-5041 Class LB, 3% 11/25/40	132,525	117,300
Series 2021-5083 Class VA, 1% 8/15/38	1,046,591	973,651
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9346% 7/20/37 (c)(d)	25,410	25,117
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9146% 1/20/38 (c)(d)	6,522	6,440
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2946% 8/20/38 (c)(d)	52,831	52,949
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3346% 9/20/38 (c)(d)	38,179	38,309
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0341% 11/16/39 (c)(d)	32,689	32,378
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9641% 12/16/39 (c)(d)	19,384	19,157
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.7627% 7/20/60 (c)(d)(g)	284,203	283,277
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.7386% 9/20/60 (c)(d)(g)	278,311	277,198
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.7386% 8/20/60 (c)(d)(g)	243,811	242,821
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.8186% 12/20/60 (c)(d)(g)	102,400	102,095
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 12/20/60 (c)(d)(g)	76,413	76,296
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 2/20/61 (c)(d)(g)	67,811	67,689
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.9286% 2/20/61 (c)(d)(g)	93,130	92,958
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.9386% 4/20/61 (c)(d)(g)	77,313	77,201
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(g)	83,472	83,340
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9386% 5/20/61 (c)(d)(g)	85,076	84,961
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.9686% 6/20/61 (c)(d)(g)	90,582	90,488
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 6.0386% 10/20/61 (c)(d)(g)	86,170	86,145
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 11/20/61 (c)(d)(g)	92,918	93,012
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 6.1386% 1/20/62 (c)(d)(g)	53,883	53,937
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 1/20/62 (c)(d)(g)	98,094	98,104
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 6.0686% 3/20/62 (c)(d)(g)	53,592	53,569
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 6.0886% 5/20/61 (c)(d)(g)	1,495	1,483
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 5.7186% 5/20/63 (c)(d)(g)	2,338	2,293
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 5.6386% 4/20/63 (c)(d)(g)	1,989	1,964
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 5.8386% 12/20/62 (c)(d)(g)	3,793	3,732
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	90,428	86,462
Series 2017-134 Class BA, 2.5% 11/20/46	28,492	25,110
sequential payer:
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	49,474	48,552
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	487,841	465,640
Series 2010-H18 Class PL, 5.0087% 9/20/60 (c)(g)	3,008	2,971
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(g)	11,728	11,271
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.51% 5/20/66 (c)(d)(g)	135,680	135,137
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.36% 8/20/66 (c)(d)(g)	207,470	206,438

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,012,662)		14,972,787

Commercial Mortgage Securities - 8.8%
	Principal Amount (a)	Value ($)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	168,585	165,450
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,087,548	1,071,870
Series 2015-K049 Class A2, 3.01% 7/25/25	24,941	24,299
Series 2015-K050 Class A2, 3.334% 8/25/25 (c)	990,127	966,721
Series 2015-KPLB Class A, 2.77% 5/25/25	680,000	661,912
Series 2016-K052 Class A2, 3.151% 11/25/25	1,115,675	1,083,175
Series 2016-K055 Class A2, 2.673% 3/25/26	1,200,000	1,148,772
Series 2017-K066 Class A2, 3.117% 6/25/27	170,000	160,999
Series 2017-K729 Class A2, 3.136% 10/25/24	488,018	482,846
Series 2018-K731 Class A2, 3.6% 2/25/25	152,160	150,065
Series 2018-K732 Class A2, 3.7% 5/25/25	958,651	943,173
Series 2018-K733 Class A2, 3.75% 8/25/25	1,024,693	1,004,234
Series 2019-K736 Class A2, 2.282% 7/25/26	1,100,000	1,041,328
Series 2022-K747 Class A2, 2.05% 11/25/28	300,000	265,444
Series K058 Class A2, 2.653% 8/25/26	800,000	758,062
Series K073 Class A2, 3.35% 1/25/28	199,980	189,124
Series 2016-K059 Class A2, 3.12% 9/25/26 (c)	300,000	286,959
Series 2017-K727 Class A2, 2.946% 7/25/24	653,006	650,152
Series K048 Class A2, 3.284% 6/25/25 (c)	5,000,000	4,895,630
Series K053 Class A2, 2.995% 12/25/25	700,000	677,096
Series K063 Class A2, 3.43% 1/25/27	400,000	383,863
Series K734 Class A2, 3.208% 2/25/26	500,000	484,649
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	173,825	170,842
Series K044 Class A2, 2.811% 1/25/25	642,332	631,306
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (j)	2,400,000	2,315,022
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $20,708,939)		20,612,993

Money Market Funds - 7.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k)	7,380,854	7,382,330
Fidelity Securities Lending Cash Central Fund 5.39% (k)(l)	9,237,894	9,238,818
TOTAL MONEY MARKET FUNDS (Cost $16,621,147)		16,621,148

Purchased Swaptions - 0.2%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	6,100,000	262,428

Call Options - 0.1%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	6,100,000	208,931

TOTAL PURCHASED SWAPTIONS (Cost $493,186)			471,359

TOTAL INVESTMENT IN SECURITIES - 106.4% (Cost $255,266,380)	248,592,270
NET OTHER ASSETS (LIABILITIES) - (6.4)%	(14,995,512)
NET ASSETS - 100.0%	233,596,758

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Uniform Mortgage Backed Securities
2% 6/1/54	(500,000)	(385,428)
2% 6/1/54	(400,000)	(308,344)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(50,000)	(38,543)
2% 6/1/54	(450,000)	(346,887)
2% 6/1/54	(200,000)	(154,172)
2% 6/1/54	(50,000)	(38,543)
2.5% 6/1/54	(1,100,000)	(887,606)
5% 6/1/54	(450,000)	(432,914)
5% 6/1/54	(450,000)	(432,914)
5% 6/1/54	(450,000)	(432,914)
5% 6/1/54	(450,000)	(432,914)
5% 7/1/54	(900,000)	(865,863)
6% 6/1/54	(250,000)	(250,322)
6% 6/1/54	(250,000)	(250,322)
6% 6/1/54	(300,000)	(300,387)
6% 6/1/54	(100,000)	(100,129)
6% 6/1/54	(750,000)	(750,966)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,456,303)		(6,447,711)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	40	Sep 2024	4,351,875	(21,291)	(21,291)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	213	Sep 2024	43,388,766	(37,374)	(37,374)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	203	Sep 2024	21,476,766	(56,290)	(56,290)

TOTAL PURCHASED					(114,955)

Sold

Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	19	Sep 2024	2,205,188	25,791	25,791

TOTAL FUTURES CONTRACTS					(89,164)
The notional amount of futures purchased as a percentage of Net Assets is 29.7%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $77,112,109.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	9,381,000	120,029	0	120,029
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	2,016,000	46,173	0	46,173
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2034	3,317,000	97,967	0	97,967
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2044	310,000	13,937	0	13,937
TOTAL INTEREST RATE SWAPS							278,106	0	278,106

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.
(2)Notional amount is stated in U.S. Dollars unless otherwise noted.
(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
(4)Represents floating rate.
For the period, the average monthly notional amount at value for swaps in the aggregate was $19,428,667.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $603,276.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $504,982.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,315,022 or 1.0% of net assets.

(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	6,797,430	50,928,560	50,343,701	189,062	41	-	7,382,330	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	15,906,808	41,373,942	48,041,932	1,059	-	-	9,238,818	0.0%
Total	22,704,238	92,302,502	98,385,633	190,121	41	-	16,621,148

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of May 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	175,287,528	-	175,287,528	-

U.S. Government Agency - Mortgage Securities	20,626,455	-	20,626,455	-

Collateralized Mortgage Obligations	14,972,787	-	14,972,787	-

Commercial Mortgage Securities	20,612,993	-	20,612,993	-

Money Market Funds	16,621,148	16,621,148	-	-

Purchased Swaptions	471,359	-	471,359	-
Total Investments in Securities:	248,592,270	16,621,148	231,971,122	-
Derivative Instruments: Assets
Futures Contracts	25,791	25,791	-	-
Swaps	278,106	-	278,106	-
Total Assets	303,897	25,791	278,106	-
Liabilities
Futures Contracts	(114,955)	(114,955)	-	-
Total Liabilities	(114,955)	(114,955)	-	-
Total Derivative Instruments:	188,942	(89,164)	278,106	-
Other Financial Instruments:
TBA Sale Commitments	(6,447,711)	-	(6,447,711)	-
Total Other Financial Instruments:	(6,447,711)	-	(6,447,711)	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	25,791	(114,955)
Purchased Swaptions (b)	471,359	0
Swaps (c)	278,106	0
Total Interest Rate Risk	775,256	(114,955)
Total Value of Derivatives	775,256	(114,955)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
(b)Gross value is presented in the Statement of Assets and Liabilities in the Investments in Securities at value line-item.
(c)For centrally cleared swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared swaps is included in receivable or payable for daily variation margin on centrally cleared swaps, and the net cumulative appreciation (depreciation) for centrally cleared swaps is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		May 31, 2024 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $8,959,453) - See accompanying schedule:
Unaffiliated issuers (cost $238,645,233)	$231,971,122
Fidelity Central Funds (cost $16,621,147)	16,621,148

Total Investment in Securities (cost $255,266,380)		$248,592,270
Receivable for investments sold		10,495
Receivable for TBA sale commitments		6,456,303
Receivable for fund shares sold		55,802
Interest receivable		1,165,514
Distributions receivable from Fidelity Central Funds		31,399
Receivable for daily variation margin on futures contracts		42,681
Total assets		256,354,464
Liabilities
Payable for investments purchased
Regular delivery	$785,904
Delayed delivery	6,116,093
TBA sale commitments, at value	6,447,711
Payable for fund shares redeemed	22,561
Distributions payable	31,847
Accrued management fee	39,076
Payable for daily variation margin on centrally cleared swaps	56,158
Other affiliated payables	19,538
Collateral on securities loaned	9,238,818
Total liabilities		22,757,706
Net Assets		$233,596,758
Net Assets consist of:
Paid in capital		$259,313,995
Total accumulated earnings (loss)		(25,717,237)
Net Assets		$233,596,758
Net Asset Value, offering price and redemption price per share ($233,596,758 ÷ 24,748,755 shares)		$9.44
Statement of Operations
		Six months ended May 31, 2024 (Unaudited)
Investment Income
Interest		$3,519,854
Income from Fidelity Central Funds (including $1,059 from security lending)		190,121
Total income		3,709,975
Expenses
Management fee	$236,178
Transfer agent fees	118,089
Independent trustees' fees and expenses	342
Total expenses before reductions	354,609
Expense reductions	(532)
Total expenses after reductions		354,077
Net Investment income (loss)		3,355,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(138,749)
Fidelity Central Funds	41
Futures contracts	(660,799)
Swaps	(379,508)
Total net realized gain (loss)		(1,179,015)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	993,068
Futures contracts	(333,700)
Swaps	693,256
TBA Sale commitments	92,760
Total change in net unrealized appreciation (depreciation)		1,445,384
Net gain (loss)		266,369
Net increase (decrease) in net assets resulting from operations		$3,622,267
Statement of Changes in Net Assets

	Six months ended May 31, 2024 (Unaudited)	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,355,898	$5,797,751
Net realized gain (loss)	(1,179,015)	(5,937,936)
Change in net unrealized appreciation (depreciation)	1,445,384	6,220,442
Net increase (decrease) in net assets resulting from operations	3,622,267	6,080,257
Distributions to shareholders	(3,239,044)	(5,584,521)

Share transactions
Proceeds from sales of shares	29,979,591	51,594,571
Reinvestment of distributions	3,027,789	5,203,073
Cost of shares redeemed	(41,597,906)	(105,004,970)

Net increase (decrease) in net assets resulting from share transactions	(8,590,526)	(48,207,326)
Total increase (decrease) in net assets	(8,207,303)	(47,711,590)

Net Assets
Beginning of period	241,804,061	289,515,651
End of period	$233,596,758	$241,804,061

Other Information
Shares
Sold	3,165,720	5,479,582
Issued in reinvestment of distributions	319,313	553,397
Redeemed	(4,387,986)	(11,185,025)
Net increase (decrease)	(902,953)	(5,152,046)

Financial Highlights
Fidelity® Limited Term Government Fund

	Six months ended (Unaudited) May 31, 2024	Years ended November 30, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.43	$9.40	$10.12	$10.33	$10.05	$9.77
Income from Investment Operations
Net investment income (loss) A,B	.135	.204	.077	.052	.108	.188
Net realized and unrealized gain (loss)	.023	.023	(.720)	(.179)	.279	.276
Total from investment operations	.158	.227	(.643)	(.127)	.387	.464
Distributions from net investment income	(.148)	(.197)	(.077)	(.049)	(.107)	(.184)
Distributions from net realized gain	-	-	-	(.034)	-	-
Total distributions	(.148)	(.197)	(.077)	(.083)	(.107)	(.184)
Net asset value, end of period	$9.44	$9.43	$9.40	$10.12	$10.33	$10.05
Total Return C,D	1.48%	2.44%	(6.37)%	(1.24)%	3.89%	4.78%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.35%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.30 % G	.35%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.30% G	.35%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.84% G	2.16%	.79%	.51%	1.05%	1.88%
Supplemental Data
Net assets, end of period (000 omitted)	$233,597	$241,804	$289,516	$386,808	$515,479	$325,273
Portfolio turnover rate H	84 % G	149%	132%	91%	110%	160%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2024

1. Organization.
Fidelity Limited Term Government Fund (the Fund) is a fund of Fidelity Advisor Series IV (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards, and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$935,222
Gross unrealized depreciation	(6,759,423)
Net unrealized appreciation (depreciation)	$(5,824,201)
Tax cost	$254,614,005

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(8,269,630)
Long-term	(10,081,484)
Total capital loss carryforward	$(18,351,114)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The value of these commitments and proceeds to be received at contractual settlement date are reflected in the Statement of Assets and Liabilities as "TBA sale commitments, at value" and "Receivable for TBA sale commitments," respectively. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a fund realizes a gain or loss. If a fund delivers securities under the commitment, a fund realizes a gain or loss from the sale of the securities based upon the price established at the date the commitment was entered into.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss) ($)	Change in Net Unrealized Appreciation (Depreciation) ($)
Fidelity Limited Term Government Fund
Interest Rate Risk
Futures Contracts	(660,799)	(333,700)
Purchased Options	-	(21,827)
Swaps	(379,508)	693,256
Total Interest Rate Risk	(1,040,307)	337,729
Totals	(1,040,307)	337,729

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Government Fund	28,830,574	26,402,039
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except transfer agent fees, the compensation of the independent Trustees, and certain other expenses such as taxes.

In addition, under the expense contract, the investment adviser pays all other expenses as necessary, except the compensation of the independent Trustees, and certain other expenses such as taxes, so that total expenses do not exceed .35% of average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub - Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Limited Term Government Fund	88	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $532.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Limited Term Government Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.968338.110
ISG-SANN-0724

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series IV’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series IV’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2024